Changes in assets and liabilities arising from financing activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in assets and liabilities arising from financing activities [Line Items]
Balance at January 1	₩ 79,077,675	₩ 69,785,211
Changes from cash flows	13,552,822	10,793,698
Amortization of discount on borrowings and debentures	516,985	17,606
Changes in foreign currency exchange rate	1,184,789	(658,686)
Others	(1,193,974)	(860,154)
Balance at December 31	93,138,297	79,077,675
Assets | Derivatives
Changes in assets and liabilities arising from financing activities [Line Items]
Balance at January 1	3,966	153,343
Changes from cash flows	(5,845)	(48,499)
Amortization of discount on borrowings and debentures	0	0
Changes in foreign currency exchange rate	0	0
Others	9,356	(100,878)
Balance at December 31	7,477	3,966
Liability | Derivatives
Changes in assets and liabilities arising from financing activities [Line Items]
Balance at January 1	146,278	10,842
Changes from cash flows	(12,002)	10,211
Amortization of discount on borrowings and debentures	0	0
Changes in foreign currency exchange rate	0	0
Others	(49,697)	125,225
Balance at December 31	84,579	146,278
Liability | Borrowings
Changes in assets and liabilities arising from financing activities [Line Items]
Balance at January 1	27,586,610	25,294,241
Changes from cash flows	1,772,203	3,047,844
Amortization of discount on borrowings and debentures	181,050	1,480
Changes in foreign currency exchange rate	955,512	(22,850)
Others	(676,833)	(734,105)
Balance at December 31	29,818,542	27,586,610
Liability | Debentures
Changes in assets and liabilities arising from financing activities [Line Items]
Balance at January 1	51,340,821	44,326,785
Changes from cash flows	11,798,466	7,784,142
Amortization of discount on borrowings and debentures	335,935	16,126
Changes in foreign currency exchange rate	229,277	(635,836)
Others	(476,800)	(150,396)
Balance at December 31	₩ 63,227,699	₩ 51,340,821